MERRILL LYNCH
FUNDAMENTAL
GROWTH
FUND, INC.




FUND LOGO




Quarterly Report

November 30, 1998




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.










Merrill Lynch
Fundamental
Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.


DEAR SHAREHOLDER

For the quarter ended November 30, 1998, total returns for Merrill Lynch Fundamental Growth Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +21.44%, +21.15%, +21.19% and +21.35%, respectively. This compares to the total returns of +22.04% and +20.37% for the unmanaged Standard & Poor's 500 Index (S&P 500) and the Lipper Analytical Services' Growth Funds Average, respectively. (Fund results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

Merrill Lynch Fundamental Growth Fund, Inc.'s positive performance during the November quarter was the result of the unusually high investment returns experienced by many Fund holdings, particularly a majority of the top ten equity holdings. As a result of its positive returns, the Fund outperformed the Lipper Growth Funds Average for the November quarter. At the end of the November quarter, the Fund's largest industry sector was specialty retailing at 9.4% of net assets. CVS Corporation, our largest holding in this industry sector at 2.4% of net assets, appreciated by 36%. The majority of the companies in the specialty retailing, pharmaceuticals and telecommunications sectors were significant contributors to the Fund's positive returns. The percent of quarter-end net assets invested in the pharmaceuticals and telecommunication industries were 9.4% and 9.1%, respectively. Major contributors to positive investment returns among the top ten equity holdings were Intel Corporation, which appreciated 51% during the November quarter, and Cisco Systems, Inc., which appreciated 38%. Six of the Fund's top ten equity holdings had stock price appreciation greater than the total return of the S&P 500 Index for the quarter. (See page 10 of this report to shareholders for a list of the Fund's ten largest holdings and ten largest industries.)


The Environment
During the November quarter, stock prices in markets around the world hit a low point during the first week of October. Since these lows, the US stock market has recovered to new record levels for the S&P 500. The recovery was helped by the broad-based and significant cuts in central bank interest rates around the world. In addition, consumer spending in the United States has continued to lead the real growth of the economy, and is being boosted by record levels of residential mortgage financing as 30-year US Treasury interest rates have reached record low levels. In addition, the US Congress passed a fiscal year 1999 budget that represents the first increase in the growth rate of spending in nine years. Spending is expected to rise 5.2% in the fiscal year ending September 30, 1999 from an estimated growth of only 3.2% in fiscal 1998. Consumer confidence has started to recover from its decline from record levels early in the year, and spending intentions for the holiday season are relatively high. Consequently, Merrill Lynch Fundamental Growth Fund, Inc. continues to have a relatively significant weighting in US retailing industries.

Many economists and strategists as well as industry security analysts have been forecasting recession for the US economy starting as early as the fourth quarter of 1998. The recent retail sales results and strength in housing and motor vehicle sales seem to contradict the negative forecasts. From our perspective, there is a recession in manufacturing employment, which has experienced a number of consecutive monthly declines recently. However, manufacturing employment is less than 12% of total US employment, and growth in service sector employment continues to be relatively strong. We view the current business and consumer market conditions as similar to those of the early to mid-1980s when the US dollar was a strong currency and consumer spending was relatively strong.


Merrill Lynch Fundamental Growth Fund, Inc.
November 30, 1998


Because of the sustained strength of the US dollar in recent years relative to most European currencies as well as the major Asian currencies, imported products are taking substantial market shares in paper, chemicals, ferrous and non-ferrous metals, transportation vehicles, construction equipment and commodity electronic components. US steel industry trade associations have lobbied Federal agencies for relief from "unfair pricing" of imported steel products from Asia and Latin America. The lower prices are likely to benefit the US consumer over time. Consequently, we look forward to moderate real economic growth and relatively low inflation in the US economy in 1999, with consumer spending continuing to be the strongest growth segment. Although capital spending is likely to continue to contract in industries faced with import competition such as chemicals, paper and steel as well as commodity types of manufactured products and components, we anticipate continued strength in capital spending in selected technology products.

We expect that the Federal Reserve Open Market Committee will continue to reduce the Federal Funds rate and inject liquidity into the banking system. We believe that monetary policymakers will continue to be concerned about the declines in manufacturing employment and the declines in manufacturing exports, export orders and reduced overall capital spending. The US trade balance in goods is likely to continue to deteriorate as long as consumer spending remains on a moderate growth track and the manufacturing sector remains subject to significant price competition in the global markets. We anticipate a reduction in short-term interest rates as the Federal Reserve Board continues to try to reverse the recession in the manufacturing sector of the US economy. We believe that expansive monetary and fiscal policies will support a moderate level of real economic growth, a recovery in the rate of growth of overall corporate profits and higher levels for the US equity markets.


Investment Overview and Strategy
Our investment strategy did not change during the November quarter.
We continued to add to stock holdings in retailing, telecommunications, pharmaceuticals, banking and financial services and selected technology companies. From a fundamental analytical basis, we could not come to a conclusion to raise cash levels by initiating a sell program during the stock market turbulence in the months of September and October. In retrospect, this was a factor in the positive comparative performance of the Fund since the most recent US stock market low on October 8, 1998.

During the November quarter, we initiated several new positions. We added CBS Corporation because of its attractive valuation and prospects for an acceleration in earnings as the company's new management continues to restructure and attract new management talent. Because of attractive valuations and our expectations of continued growth in residential mortgage financing and investment in new residential structures, we added Federal Home Loan Mortgage Corp. and Lowe's Companies, Inc. Finally, we added a position in Tommy Hilfiger Corp., a relatively fast growing and one of the most successful specialty apparel retailers. In addition, the Fund received a significant number of companies from its acquisition of Merrill Lynch Fund for Tomorrow, Inc. Also, Sprint Corporation distributed shares in Sprint PCS Group, its wireless communication operation, to Sprint shareholders. We believe that Sprint PCS Group is an attractive holding.

We eliminated four stock holdings during the November quarter. We sold Hewlett-Packard Co. because we anticipated a continued deterioration in rates of return and earnings prospects. Projected declines in capital investment in manufacturing facilities around the world are likely to continue to cause declines in the profits of the very important test and measurement instruments division. Also, the organization has not been particularly successful in gaining market share in the personal computer, workstation and server computer markets, where competition continues to become more intense from the market share leaders such as COMPAQ Computer Corporation. We sold PolyGram N.V. in response to the relatively high valuation as a result of the pending acquisition by The Seagram Company, Ltd. and the deterioration in the outlook for recorded music sales in Asia and Latin America. We added but then sold Torchmark Corporation as a result of prospects of a potential deterioration in profitability of its life insurance business.


In Conclusion
We continue to have a positive outlook with respect to finding attractive equity investments in the US market. Our primary focus is on high-quality, large-capitalization companies with above-average earnings growth prospects and improving investment returns. Our viewpoint is that the prospects for continued recessions in the major economies of Asia and the possibility of recessions in the United Kingdom and other countries in Europe will result in modest overall real economic growth in the world and moderate levels of inflation. Companies that can increase earnings and maintain above-average rates of return in this environment could be attractive investments.

We welcome the shareholders of Merrill Lynch Fund for Tomorrow, Inc. as a result of the acquisition on November 20, 1998 by Merrill Lynch Fundamental Growth Fund, Inc. We thank you for your participation in Merrill Lynch Fundamental Growth Fund, Inc., and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Lawrence R. Fuller)
Lawrence R. Fuller
Senior Vice President and
Portfolio Manager





December 30, 1998






PROXY RESULTS


Merrill Lynch Fund for Tomorrow, Inc.'s shareholders voted on and approved the following proposal at a shareholders' meeting on November 12, 1998. The description of the proposal and number of shares voted are as follows:

                                                            Shares Voted     Shares Voted          Shares Voted
                                                                 For            Against              Abstain
1. To approve the Agreement and Plan of Reorganization
   between the Fund and Merrill Lynch Fundamental
   Growth Fund, Inc.                                         8,844,982           390,101             617,003



Merrill Lynch Fundamental Growth Fund, Inc.
November 30, 1998



PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 8 years. (There is no initial sales charge for automatic share conversions.) If you were a Class B shareholder prior to October 21, 1994, your Class B Shares were redesignated to Class C Shares on October 21, 1994.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




Recent Performance Results
                                                             12 Month             3 Month              Since Inception
                                                           Total Return         Total Return             Total Return
ML Fundamental Growth Fund, Inc. Class A Shares*             +23.63%               +21.44%                +158.07%
ML Fundamental Growth Fund, Inc. Class B Shares*             +22.41                +21.15                 +147.46
ML Fundamental Growth Fund, Inc. Class C Shares*             +22.36                +21.19                 +143.69
ML Fundamental Growth Fund, Inc. Class D Shares*             +23.30                +21.35                 +155.17
Standard & Poor's 500 Index**                                +23.66                +22.04             +172.67/+203.14

 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception periods are Class A & Class B Shares, from 10/21/94 to 11/30/98 and Class C & Class D Shares, from 12/24/92 to 11/30/98.
**An unmanaged broad-based Index comprised of common stocks. Since inception total returns are from 10/21/94 to 11/30/98 and from 12/24/92 to 11/30/98, respectively.



Merrill Lynch Fundamental Growth Fund, Inc.
November 30, 1998


PERFORMANCE DATA (concluded)


Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 9/30/98                        + 5.20%        - 0.32%
Inception (10/21/94)
through 9/30/98                           +22.30         +20.64

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 9/30/98                        + 4.08%        + 0.43%
Inception (10/21/94)
through 9/30/98                           +21.05         +20.90

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 9/30/98                        + 4.06%        + 3.14%
Five Years Ended 9/30/98                  +15.95         +15.95
Inception (12/24/92)
through 9/30/98                           +13.65         +13.65

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                    % Return Without  % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 9/30/98                        + 4.90%        - 0.60%
Five Years Ended 9/30/98                  +16.86         +15.60
Inception (12/24/92)
through 9/30/98                           +14.54         +13.47

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Merrill Lynch Fundamental Growth Fund, Inc.
November 30, 1998

SCHEDULE OF INVESTMENTS                                                                                (in US dollars)
                         Shares                                                                                Percent of
Industries                 Held               Stocks                              Cost             Value       Net Assets
Advertising              145,596    Interpublic Group of Companies, Inc.    $    6,405,679     $   10,009,725        0.6%

Banking & Financial      333,658    Bank One Corporation                        15,921,915         17,120,826        0.9
                         765,000    BankAmerica Corporation                     51,082,108         49,868,438        2.7
                         450,000    Citigroup Inc                               25,653,377         22,584,375        1.2
                         570,000    Mellon Bank Corporation                     33,870,502         35,874,375        2.0
                         410,000    State Street Corporation                    22,817,849         28,136,250        1.6
                                                                               149,345,751        153,584,264        8.4

Beverages                381,000    The Coca-Cola Company                       30,048,481         26,693,813        1.5
                          72,798    The Seagram Company Ltd.                     3,053,719          2,497,881        0.1
                                                                            --------------     --------------      ------
                                                                                33,102,200         29,191,694        1.6

Broadcasting--           240,000    CBS Corporation                              6,053,534          7,155,000        0.4
Radio & Television       312,660    Chancellor Media Corporation                13,384,727         11,783,374        0.7
                         515,000    Clear Channel Communications, Inc.          23,315,934         24,076,250        1.3
                                                                            --------------     --------------      ------
                                                                                42,754,195         43,014,624        2.4

Chemicals                565,000    duPont (E.I.) de Nemours & Company          37,356,440         33,193,750        1.8

Communications            95,000    Ascend Communications, Inc.                  4,371,060          5,331,875        0.3
Equipment                882,500    Cisco Systems, Inc.                         44,819,809         66,518,438        3.7
                          70,000    FORE Systems, Inc.                           1,752,804          1,058,750        0.1
                          30,000    Lucent Technologies, Inc.                    2,653,851          2,581,875        0.1
                         142,660    Newbridge Networks Corporation               5,769,684          4,172,805        0.2
                          78,865    Northern Telecom Ltd.                        3,998,913          3,682,010        0.2
                          30,300    Telefonaktiebolaget LM Ericsson (ADR)(a)       820,244            835,144        0.0
                                                                            --------------     --------------      ------
                                                                                64,186,365         84,180,897        4.6

Computers              1,650,000    COMPAQ Computer Corporation                 35,093,766         53,625,000        3.0
                         220,000    Dell Computer Corporation                    9,739,806         13,365,000        0.7
                         180,000    International Business Machines
                                    Corporation                                 21,624,750         29,700,000        1.6
                          60,000    Network Appliance, Inc.                      3,296,295          4,507,500        0.3
                                                                            --------------     --------------      ------
                                                                                69,754,617        101,197,500        5.6

Cosmetics                100,000    Avon Products, Inc.                          1,763,375          4,062,500        0.2
                         370,016    The Gillette Company                        16,261,696         16,997,610        0.9
                          24,266    International Flavors & Fragrances, Inc.     1,157,165          1,016,139        0.1
                                                                            --------------     --------------      ------
                                                                                19,182,236         22,076,249        1.2

Electrical                36,399    Emerson Electric Co.                         1,616,259          2,365,935        0.1
Equipment                670,000    General Electric Company                    44,290,320         60,635,000        3.3
                          12,133    Honeywell, Inc.                                925,783            969,882        0.1
                                                                            --------------     --------------      ------
                                                                                46,832,362         63,970,817        3.5

Electronics              485,000    Intel Corporation                           38,842,914         52,167,812        2.8
                          25,000    Koninklijke (Royal) Philips
                                    Electronics N.V.(NY Registered Shares)       1,201,229          1,582,813        0.1
                          20,000    STMicroelectronics N.V. (NY Registered
                                    Shares)                                      1,342,520          1,342,500        0.1
                          50,000    Texas Instruments Inc.                       3,150,385          3,818,750        0.2
                                                                            --------------     --------------      ------
                                                                                44,537,048         58,911,875        3.2

Energy                   500,000    El Paso Energy Corporation                  17,131,800         17,062,500        0.9
                          30,000    Enron Corp.                                  1,446,269          1,576,875        0.1
                         118,900    Thermo Ecotek Corporation                    1,276,302          1,248,450        0.1
                                                                            --------------     --------------      ------
                                                                                19,854,371         19,887,825        1.1




Merrill Lynch Fundamental Growth Fund, Inc.
November 30, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                    (in US dollars)
                         Shares                                                                                Percent of
Industries                 Held               Stocks                              Cost             Value       Net Assets
Entertainment            150,000    Liberty Media Group (Series A)          $    1,786,112     $    6,046,875        0.3%
                         150,000    Viacom, Inc. (Class A)                       7,778,458          9,853,125        0.6
                         800,000    The Walt Disney Company                     26,113,862         25,750,000        1.4
                                                                            --------------     --------------      ------
                                                                                35,678,432         41,650,000        2.3

Financial Services        67,283    American Express Company                     6,728,783          6,732,505        0.4
                         180,000    Federal National Mortgage Association       10,483,493         13,095,000        0.7
                         181,995    Franklin Resources, Inc.                     9,685,981          7,780,286        0.4
                         125,000    Federal Home Loan Mortgage Corp.             7,329,139          7,562,500        0.4
                         200,000    Household International, Inc.                4,517,232          7,825,000        0.4
                         218,394    Morgan Stanley, Dean Witter,
                                    Discover & Co.                              14,669,924         15,232,981        0.9
                          11,380    Waddell & Reed Financial, Inc. (Class A)       109,783            271,697        0.0
                          48,980    Waddell & Reed Financial, Inc. (Class B)       471,098          1,144,907        0.1
                                                                            --------------     --------------      ------
                                                                                53,995,433         59,644,876        3.3

Food Merchandising        48,000    Albertson's, Inc.                            1,895,172          2,739,000        0.1
                         100,000    Meyer (Fred), Inc.                           2,405,021          5,087,500        0.3
                         125,000    Safeway, Inc.                                6,042,742          6,601,562        0.4
                                                                            --------------     --------------      ------
                                                                                10,342,935         14,428,062        0.8

Foods                     75,000    ConAgra, Inc.                                1,834,821          2,357,813        0.1
                          60,665    Wrigley (Wm.) Jr. Company                    4,533,973          5,346,103        0.3
                                                                            --------------     --------------      ------
                                                                                 6,368,794          7,703,916        0.4

Healthcare                 7,888    Coram Health Corp. (Warrants)(b)                     0                  0        0.0

Home Furnishings         355,000    Ethan Allen Interiors, Inc.                 18,274,523         14,022,500        0.8
                         100,000    Shaw Industries, Inc.                        1,512,010          2,025,000        0.1
                                                                            --------------     --------------      ------
                                                                                19,786,533         16,047,500        0.9

Hotels                   145,596    Marriott International, Inc. (Class A)       4,604,376          4,276,882        0.2

Household Products        60,000    Colgate-Palmolive Company                    4,738,398          5,137,500        0.3
                          97,064    Kimberly-Clark Corporation                   4,857,102          5,107,993        0.3
                         495,000    The Procter & Gamble Company                38,161,549         43,374,375        2.4
                         465,000    Unilever N.V. (NY Registered Shares)        33,048,690         35,950,312        1.9
                                                                            --------------     --------------      ------
                                                                                80,805,739         89,570,180        4.9

Information              200,000    America Online, Inc.                         9,484,883         17,512,500        1.0
Processing                50,000    Ceridian Corporation                         1,959,250          3,253,125        0.2
                         100,000    Computer Sciences Corporation                3,878,500          5,712,500        0.3
                         436,788    First Data Corporation                      15,634,701         11,656,780        0.6
                                                                            --------------     --------------      ------
                                                                                30,957,334         38,134,905        2.1

Insurance                100,000    Aetna, Inc.                                  7,314,793          7,731,250        0.4
                         288,999    American International Group, Inc.          22,766,088         27,165,906        1.5
                                                                            --------------     --------------      ------
                                                                                30,080,881         34,897,156        1.9

Medical Technology        10,000    Boston Scientific Corporation                  758,210            495,000        0.0
                          20,000    Guidant Corporation                          1,502,734          1,716,250        0.1
                          24,266    Johnson & Johnson                            1,280,674          1,971,612        0.1
                                                                            --------------     --------------      ------
                                                                                 3,541,618          4,182,862        0.2




Merrill Lynch Fundamental Growth Fund, Inc.
November 30, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                    (in US dollars)
                         Shares                                                                                Percent of
Industries                 Held               Stocks                              Cost             Value       Net Assets
Oil Services              70,000    Baker Hughes, Inc.                      $    2,439,891     $    1,281,875        0.1%
                          36,000    Diamond Offshore Drilling, Inc.              1,584,456            805,500        0.0
                          30,000    Schlumberger Ltd.                            2,064,088          1,340,625        0.1
                                                                            --------------     --------------      ------
                                                                                 6,088,435          3,428,000        0.2

Pharmaceuticals           36,399    Amgen, Inc.                                  2,051,765          2,734,475        0.1
                         455,000    Bristol-Myers Squibb Co.                    39,454,830         55,765,938        3.1
                         100,000    Lilly (Eli) and Company                      2,286,050          8,968,750        0.5
                          50,000    Novartis AG (ADR)(a)                         1,942,187          4,706,250        0.2
                         300,900    Merck & Co., Inc.                           33,129,790         46,601,887        2.6
                         460,000    Pfizer Inc.                                 41,476,255         51,347,500        2.8
                                                                            --------------     --------------      ------
                                                                               120,340,877        170,124,800        9.3

Photography               13,000    Eastman Kodak Company                          906,493            943,313        0.1

Pollution Control        100,000    Waste Management, Inc.                       4,607,530          4,287,500        0.2

Publishing               165,450    Gannett Co., Inc.                           11,654,521         10,681,866        0.6

Restaurants              100,000    McDonald's Corporation                       6,091,574          7,006,250        0.4

Retail--Specialty        250,000    Abercrombie & Fitch Co. (Class A)           11,855,954         14,000,000        0.8
                         875,000    CVS Corporation                             34,079,049         43,203,125        2.4
                         405,000    The Gap, Inc.                               21,258,794         29,792,812        1.6
                         180,000    Lowe's Companies, Inc.                       6,413,070          7,605,000        0.4
                       1,024,747    Staples, Inc.                               23,300,681         35,738,052        2.0
                          75,000    Tommy Hilfiger Corp.                         4,051,103          4,537,500        0.2
                         700,000    Walgreen Co.                                27,298,581         37,581,250        2.1
                                                                            --------------     --------------      ------
                                                                               128,257,232        172,457,739        9.5

Retail--Stores           380,860    Federated Department Stores, Inc.           18,442,642         15,877,101        0.9
                         956,950    Wal-Mart Stores, Inc.                       47,591,026         72,070,297        3.9
                                                                            --------------     --------------      ------
                                                                                66,033,668         87,947,398        4.8

Semiconductors           200,000    Applied Materials, Inc.                      6,971,186          7,750,000        0.4

Software--                75,000    Baan Company N.V. (NY Registered Shares)     3,198,679            890,625        0.0
Computer                 580,000    Microsoft Corporation                       55,350,698         70,760,000        3.9
                         700,000    PeopleSoft, Inc.                            28,963,852         14,393,750        0.8
                       1,100,000    SAP AG (Systeme, Anwendungen,
                                    Produkte in der
                                    Datenverarbeitung)(ADR)(a)                  36,651,323         46,543,750        2.6
                                                                            --------------     --------------      ------
                                                                               124,164,552        132,588,125        7.3

Telecommunications       388,256    AT&T Corp.                                  25,007,570         24,193,202        1.4
                         154,420    Cable & Wireless PLC                         6,210,420          5,829,355        0.3
                         932,000    GTE Corporation                             53,114,481         57,784,000        3.2
                         560,000    MCI WorldCom, Inc.                          27,899,246         33,005,000        1.8
                          20,000    Nokia OYJ (ADR)(a)                             377,850          1,960,000        0.1
                         500,000    Sprint Corporation                          29,399,058         36,375,000        2.0
                         370,000    Sprint PCS Group                             5,869,164          5,920,000        0.3
                                                                            --------------     --------------      ------
                                                                               147,877,789        165,066,557        9.1

Toys                     303,325    Mattel, Inc.                                11,546,515         10,483,670        0.6

Travel & Lodging         525,000    Carnival Corporation (Class A)              15,740,783         18,112,500        1.0

                                    Total Stocks                             1,459,754,494      1,720,633,277       94.5



Merrill Lynch Fundamental Growth Fund, Inc.
November 30, 1998

SCHEDULE OF INVESTMENTS (concluded)                                                                    (in US dollars)
                         Face                                                                                  Percent of
                        Amount           Short-Term Securities                    Cost             Value       Net Assets
Commercial           $13,000,000    Concord Minutemen Capital Co. LLC,
Paper*                              5.36% due 1/04/1999                     $   12,934,191     $   12,934,191        0.7%
                      10,000,000    Concord Minutemen Capital Co. LLC,
                                    5.45% due 1/15/1999                          9,931,875          9,931,875        0.5
                      10,000,000    Eureka Securitization, Inc., 5.17%
                                    due 12/22/1998                               9,969,842          9,969,842        0.6
                       4,076,000    General Motors Acceptance Corp.,
                                    5.50% due 12/01/1998                         4,076,000          4,076,000        0.2
                      10,000,000    Lexington Parker Capital Company, LLC,
                                    5.55% due 1/05/1999                          9,946,042          9,946,042        0.5
                       7,000,000    Riverwoods Funding Corp, 5.45% due
                                    1/08/1999                                    6,959,730          6,959,731        0.4
                       5,000,000    Toys R Us, Inc., 5.18% due 12/09/1998        4,994,244          4,994,244        0.3
                      25,000,000    Variable Funding Capital Corp.,
                                    5.41% due 1/06/1999                         24,864,750         24,864,750        1.4
                                                                            --------------     --------------      ------
                                                                                83,676,674         83,676,675        4.6

US Government         16,000,000    Federal Home Loan Bank, 4.79% due
Agency Obligations*                 12/16/1998                                  15,968,067         15,968,067        0.8

                                    Total Short-Term Securities                 99,644,741         99,644,742        5.4


Total Investments                                                           $1,559,399,235      1,820,278,019       99.9
                                                                            ==============
Other Assets Less Liabilities                                                                       1,033,913        0.1
                                                                                               --------------      ------
Net Assets                                                                                     $1,821,311,932      100.0%
                                                                                               ==============      ======


Net Asset Value:     Class A--Based on net assets of $264,447,651  and
                              13,967,196 shares outstanding                                    $        18.93
                                                                                               ==============
                     Class B--Based on net assets of $927,750,325 and
                              51,524,575 shares outstanding                                    $        18.01
                                                                                               ==============
                     Class C--Based on net assets of $173,375,222 and
                              9,568,578 shares outstanding                                     $        18.12
                                                                                               ==============
                     Class D--Based on net assets of $455,738,734 and
                              24,265,801 shares outstanding                                    $        18.78
                                                                                               ==============


  *Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
(a)American Depositary Receipts (ADR).
(b)Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.



Merrill Lynch Fundamental Growth Fund, Inc.
November 30, 1998


PORTFOLIO INFORMATION


As of November 30, 1998

Ten Largest Holdings               Percent of
(Equity Investments)               Net Assets

Wal-Mart Stores, Inc.                   3.9%
Microsoft Corporation                   3.9
Cisco Systems, Inc.                     3.7
General Electric Company                3.3
GTE Corporation                         3.2
Bristol-Myers Squibb Co.                3.1
COMPAQ Computer Corporation             3.0
Intel Corporation                       2.8
Pfizer Inc.                             2.8
BankAmerica Corporation                 2.7


Ten Largest Industries             Percent of
(Equity Investments)               Net Assets

Retail--Specialty                       9.5%
Pharmaceuticals                         9.3
Telecommunications                      9.1
Banking & Financial                     8.4
Software-Computer                       7.3
Computers                               5.6
Household Products                      4.9
Retail--Stores                          4.8
Communications Equipment                4.6
Electrical Equipment                    3.5


Equity Portfolio Changes for the
Quarter Ended November 30, 1998


 Additions

 Avon Products, Inc.
 CBS Corporation
 Ceridian Corporation
 Computer Sciences Corporation
 Lilly (Eli) and Company
 Federal Home Loan Mortgage Corp.
 Household International, Inc.
 International Business Machines Corporation
 Koninklijke (Royal) Philips Electronics N.V.
     (NY Registered Shares)
 Liberty Media Group (Series A)
 Lowe's Companies, Inc.
 Nokia OYJ (ADR)
 Novartis AG (ADR)
 Shaw Industries, Inc.
 Sprint PCS Group
 Thermo Ecotek Corporation
 Tommy Hilfiger Corp.
*Torchmark Corporation
 Waddell & Reed Financial, Inc. (Class A)
 Waddell & Reed Financial, Inc. (Class B)

 Deletions

 Hewlett-Packard Co.
 NationsBank Corporation
 PolyGram N.V. (NY Registered Shares)
*Torchmark Corporation

[FN]
*Added and deleted in the same quarter.




Merrill Lynch Fundamental Growth Fund, Inc.
November 30, 1998


OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Lawrence R. Fuller, Senior Vice President and
  Portfolio Manager
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
Global Securities Services
Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863